UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

New Perspective Fund®
Investment portfolio

June 30, 2008
unaudited

Common stocks — 91.16%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 20.79%
Microsoft Corp.	54,255,000	$1,492,555
Cisco Systems, Inc.[1]	48,005,100	1,116,599
Samsung Electronics Co., Ltd.[2]	1,325,250	792,656
Yahoo! Inc.[1]	37,634,000	777,518
Google Inc., Class A1	1,469,000	773,311
Nokia Corp.[2]	20,330,416	498,317
Nokia Corp. (ADR)	6,694,634	164,019
Oracle Corp.[1]	29,363,700	616,638
International Business Machines Corp.	4,687,000	555,550
Taiwan Semiconductor Manufacturing Co. Ltd.[1,2]	194,136,007	415,219
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)[1]	6,673,263	72,805
ASML Holding NV2	12,408,444	302,392
ASML Holding NV (New York registered)	5,387,111	131,446
SAP AG (ADR)	3,775,000	196,715
SAP AG2	3,700,000	193,530
Corning Inc.	15,000,000	345,750
High Tech Computer Corp.[2]	15,350,200	343,423
EMC Corp.[1]	19,425,000	285,353
Hon Hai Precision Industry Co., Ltd.[2]	54,401,786	267,574
Agilent Technologies, Inc.[1]	6,325,900	224,823
Juniper Networks, Inc.[1]	10,000,000	221,800
STMicroelectronics NV2	21,100,000	217,820
Citizen Holdings Co., Ltd.[2,3]	22,459,200	171,759
Canon, Inc.[2]	3,160,000	162,264
Applied Materials, Inc.	8,000,000	152,720
Texas Instruments Inc.	5,150,000	145,024
Autodesk, Inc.[1]	4,000,000	135,240
Hynix Semiconductor Inc.[1,2]	5,075,000	120,447
Hynix Semiconductor Inc. (GDR)[1,2,4]	630,000	14,553
Nortel Networks Corp.[1]	11,938,400	98,134
Trend Micro Inc.[2]	2,557,000	84,285
Hewlett-Packard Co.	1,900,000	83,999
Elpida Memory, Inc.[1,2]	1,760,000	56,618
Rohm Co., Ltd.[2]	870,000	50,008
KLA-Tencor Corp.	1,215,897	49,499
HOYA Corp.[2]	2,105,000	48,867
Tyco Electronics Ltd.	1,278,125	45,782
Murata Manufacturing Co., Ltd.[2]	900,000	42,764
Dell Inc.[1]	900,000	19,692
Konami Corp.[2]	305,200	10,671
		11,498,139

ENERGY — 10.44%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	12,457,366	882,355
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	5,400,000	312,930
Petróleo Brasileiro SA – Petrobras, preferred nominative	160,000	4,635
Tenaris SA (ADR)	7,225,218	538,279
Tenaris SA2	430,000	16,053
Canadian Natural Resources, Ltd.	4,635,000	459,039
TOTAL SA2	5,133,900	437,933
OAO Gazprom (ADR)[2]	6,367,500	368,593
Schlumberger Ltd.	3,270,000	351,296
Reliance Industries Ltd.[2]	6,299,500	307,534
Royal Dutch Shell PLC, Class A (ADR)	2,485,000	203,049
Royal Dutch Shell PLC, Class B2	2,585,998	103,967
Saipem SpA, Class S2	6,285,000	294,588
Occidental Petroleum Corp.	2,450,000	220,157
StatoilHydro ASA[2]	5,493,004	205,423
Smith International, Inc.	2,193,000	182,326
Imperial Oil Ltd.	3,300,000	182,015
China National Offshore Oil Corp.[2]	100,000,000	173,456
Baker Hughes Inc.	1,727,500	150,880
Chevron Corp.	1,260,743	124,977
Eni SpA[2]	2,500,000	93,150
Exxon Mobil Corp.	1,000,000	88,130
Anadarko Petroleum Corp.	1,000,000	74,840
		5,775,605

MATERIALS — 9.40%
Barrick Gold Corp.	24,704,070	1,124,035
Bayer AG, non-registered shares[2]	11,382,500	956,635
Newmont Mining Corp.	13,750,000	717,200
Linde AG2	1,649,000	231,325
Gold Fields Ltd.[2]	17,000,000	216,172
BHP Billiton Ltd.[2]	5,000,000	212,925
K+S AG2	307,000	176,241
Impala Platinum Holdings Ltd.[2]	4,300,000	169,947
Cía. Vale do Rio Doce, Class A, preferred nominative (ADR)	4,150,000	123,836
Cia. Vale do Rio Doce, ordinary nominative (ADR)	400,000	14,328
Alcoa Inc.	3,789,800	134,993
ArcelorMittal[2]	1,340,000	132,356
Potash Corp. of Saskatchewan Inc.	550,000	125,713
Nitto Denko Corp.[2]	2,735,000	104,963
Israel Chemicals Ltd.[2]	4,240,000	98,104
Akzo Nobel NV2	1,325,000	90,767
Rio Tinto PLC[2]	700,250	85,885
E.I. du Pont de Nemours and Co.	2,000,000	85,780
Holcim Ltd.[2]	1,028,571	83,431
Syngenta AG2	235,825	76,562
Weyerhaeuser Co.	1,300,000	66,482
Rohm and Haas Co.	1,393,500	64,714
POSCO[2]	95,000	49,398
Norsk Hydro ASA[2]	2,320,000	33,830
UPM-Kymmene Oyj[2]	1,492,000	24,270
		5,199,892

CONSUMER STAPLES — 8.38%
Tesco PLC[2]	75,106,011	551,710
Philip Morris International Inc.	10,414,400	514,367
SABMiller PLC[2]	20,008,508	458,301
Nestlé SA2	9,440,000	426,874
Diageo PLC[2]	15,408,000	283,089
Coca-Cola Co.	5,400,000	280,692
Pernod Ricard Co.[2]	2,713,700	278,494
PepsiCo, Inc.	4,325,000	275,027
Unilever NV, depository receipts[2]	8,530,000	242,045
Avon Products, Inc.	6,566,400	236,522
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	2,795,000	177,063
Cia. de Bebidas das Américas – AmBev, ordinary nominative (ADR)	713,500	42,061
Altria Group, Inc.	10,414,400	214,120
Archer Daniels Midland Co.	5,100,000	172,125
Groupe Danone SA2	2,000,000	140,039
Imperial Tobacco Group PLC[2]	2,468,000	91,887
Procter & Gamble Co.	1,100,000	66,891
British American Tobacco PLC[2]	1,765,000	60,883
Heineken NV2	1,190,000	60,522
Wal-Mart de México, SAB de CV, Series V	14,833,992	58,820
		4,631,532

INDUSTRIALS — 8.18%
Schneider Electric SA2	5,795,000	624,991
General Electric Co.	20,554,000	548,586
Siemens AG2	4,072,800	451,274
Finmeccanica SpA[2]	9,032,000	236,051
Ryanair Holdings PLC (ADR)[1]	7,610,426	218,191
Deutsche Post AG2	7,760,500	202,574
FANUC LTD[2]	1,950,000	190,335
United Parcel Service, Inc., Class B	3,057,000	187,914
United Technologies Corp.	3,030,000	186,951
Emerson Electric Co.	3,700,000	182,965
ABB Ltd[1,2]	4,935,000	139,725
Sandvik AB2	9,040,000	123,665
Tyco International Ltd.	3,078,125	123,248
Deere & Co.	1,500,000	108,195
Illinois Tool Works Inc.	2,200,000	104,522
Mitsubishi Heavy Industries, Ltd.[2]	21,620,000	103,711
European Aeronautic Defence and Space Co. EADS NV2	5,500,000	103,290
Geberit AG2	647,700	95,166
Parker Hannifin Corp.	1,250,000	89,150
Asciano Ltd., units[2]	26,530,000	88,464
Michael Page International PLC[2,3]	18,089,000	84,071
Toll Holdings Ltd.[2]	14,500,000	83,898
Legrand SA2	1,780,090	44,695
Bouygues SA2	675,000	44,527
Kawasaki Heavy Industries, Ltd.[2]	15,656,000	41,698
Wienerberger AG2	829,000	34,770
Boeing Co.	475,000	31,217
Caterpillar Inc.	400,000	29,528
ALSTOM SA2	95,000	21,794
		4,525,166

CONSUMER DISCRETIONARY — 7.57%
Honda Motor Co., Ltd.[2]	19,436,500	662,449
Toyota Motor Corp.[2]	9,490,000	447,168
Esprit Holdings Ltd.[2]	35,267,800	367,092
News Corp., Class A	21,332,504	320,841
McDonald’s Corp.	4,317,000	242,702
Industria de Diseno Textil, SA2	4,592,100	211,218
Yamaha Corp.[2]	9,790,300	189,639
H & M Hennes & Mauritz AB, Class B2	2,678,000	144,725
adidas AG2	2,285,478	143,985
Cie. Générale des Établissements Michelin, Class B2	2,000,000	142,750
Time Warner Inc.	8,010,000	118,548
Carnival Corp., units	3,550,000	117,008
Burberry Group PLC[2]	12,875,000	115,635
Vivendi SA2	3,000,000	113,640
Nikon Corp.[2]	3,300,000	96,080
Li & Fung Ltd.[2]	31,600,000	95,029
Suzuki Motor Corp.[2]	3,360,000	79,417
Aristocrat Leisure Ltd.[2]	12,638,058	77,637
Sony Corp.[2]	1,800,000	77,472
Ford Motor Co.[1]	15,170,000	72,968
Continental AG2	700,000	71,757
Hyundai Motor Co.[2]	1,056,000	71,321
Lagardère Groupe SCA[2]	1,100,000	62,555
Johnson Controls, Inc.	2,100,000	60,228
Swatch Group Ltd, non-registered shares[2]	146,118	36,322
Swatch Group Ltd[2]	245,770	11,464
Aisin Seiki Co., Ltd.[2]	1,163,500	38,049
		4,187,699

FINANCIALS — 7.31%
Citigroup Inc.	36,772,310	616,304
Banco Santander, SA2	21,949,143	400,729
AXA SA2	12,704,268	374,678
ING Groep NV, depository receipts[2]	10,064,057	318,235
Allianz SE2	1,730,000	304,164
Macquarie Group Ltd.[2]	5,080,000	235,970
AFLAC Inc.	3,334,500	209,407
American International Group, Inc.	5,000,000	132,300
Groupe Bruxelles Lambert[2]	1,000,000	118,500
QBE Insurance Group Ltd.[2]	5,363,000	113,873
Bumiputra-Commerce Holdings Bhd.[2]	40,332,000	98,956
Banco Bilbao Vizcaya Argentaria, SA2	5,135,000	97,874
Berkshire Hathaway Inc., Class A1	800	96,600
Unibail-Rodamco, non-registered shares[2]	393,700	90,947
Westpac Banking Corp.[2]	4,185,444	80,065
JPMorgan Chase & Co.	2,300,000	78,913
Bank of Nova Scotia	1,540,000	70,587
Bank of America Corp.	2,837,800	67,738
Erste Bank der oesterreichischen Sparkassen AG2	1,022,665	63,299
Crédit Agricole SA2	3,000,000	60,827
American Express Co.	1,600,000	60,272
HSBC Holdings PLC[2]	3,504,769	54,057
Société Générale[2]	625,000	53,838
AMP Ltd.[2]	8,200,000	52,495
XL Capital Ltd., Class A	2,050,000	42,148
Marsh & McLennan Companies, Inc.	1,500,000	39,825
Westfield Group[2]	2,544,084	39,631
ICICI Bank Ltd. (ADR)[1]	853,000	24,532
ICICI Bank Ltd.[1,2]	794,000	11,661
Mitsubishi UFJ Financial Group, Inc.[2]	4,000,000	35,273
		4,043,698

HEALTH CARE — 7.31%
Novo Nordisk A/S, Class B2	13,977,200	921,672
Roche Holding AG2	4,638,750	835,038
Smith & Nephew PLC[2]	23,615,330	259,449
Hospira, Inc.[1]	5,677,000	227,705
Novartis AG2	3,940,000	216,744
Stryker Corp.	3,437,000	216,119
Medtronic, Inc.	3,700,000	191,475
Wyeth	3,650,000	175,054
Johnson & Johnson	2,500,000	160,850
Nobel Biocare Holding AG2	4,885,350	159,274
UCB SA2	3,737,931	137,562
Pharmaceutical Product Development, Inc.	3,116,100	133,681
Merck & Co., Inc.	3,200,000	120,608
Eli Lilly and Co.	2,000,000	92,320
Abbott Laboratories	1,200,000	63,564
Allergan, Inc.	800,000	41,640
ResMed Inc[1]	1,100,000	39,314
Amgen Inc.[1]	545,000	25,702
Schering-Plough Corp.	1,250,500	24,622
		4,042,393

TELECOMMUNICATION SERVICES — 4.55%
Vodafone Group PLC[2]	261,273,749	770,095
Koninklijke KPN NV2	37,524,850	641,882
NTT DoCoMo, Inc.[2]	187,285	275,137
Telecom Italia SpA[2]	73,482,000	147,233
Telecom Italia SpA, nonvoting[2]	47,664,000	76,891
América Móvil, SAB de CV, Series L (ADR)	4,047,900	213,527
France Télécom SA2	3,700,000	108,679
AT&T Inc.	3,138,720	105,743
Singapore Telecommunications Ltd.[2]	36,335,520	96,988
Telefónica, SA2	3,000,000	79,335
		2,515,510

UTILITIES — 2.64%
SUEZ SA2	8,807,835	598,550
E.ON AG2	1,750,000	352,623
RWE AG2	1,565,000	197,543
Veolia Environnement[2]	2,829,375	157,735
CLP Holdings Ltd.[2]	17,880,000	153,106
		1,459,557

MISCELLANEOUS — 4.59%
Other common stocks in initial period of acquisition		2,540,304

Total common stocks (cost: $40,191,142,000)		50,419,495

	Principal amount	Market value
Short-term securities — 8.88%	(000)	(000)

Federal Home Loan Bank 1.67%–2.55% due 7/7–12/29/2008	$769,122	$765,014
Freddie Mac 1.85%–2.33% due 7/2–12/1/2008	482,659	480,739
American Honda Finance Corp. 2.07%–2.11% due 7/16-8/8/2008	298,100	297,473
Fannie Mae 1.86%–2.08% due 8/1–10/22/2008	297,650	296,417
BASF AG 2.15%–2.31% due 7/7–9/16/2008[4]	280,800	279,998
AstraZeneca PLC 2.25%–2.93% due 7/11–12/1/2008[4]	278,800	276,961
U.S. Treasury Bills 1.20%–1.855% due 9/4–11/6/2008	251,600	250,217
Eksportfinans ASA 2.20%–2.37% due 7/8–8/25/2008[4]	227,300	226,826
General Electric Capital Corp. 2.05%–2.38% due 11/21–12/12/2008	173,000	170,963
Westpac Banking Corp. 2.43%–2.65% due 7/1–7/16/2008[4]	168,700	168,616
Nestlé Capital Corp. 2.64% due 8/4/2008[4]	82,900	82,726
Nestlé Finance International Ltd. 2.15% due 7/10/2008	65,000	64,961
Enterprise Funding Corp. 2.70% due 7/14/2008[4]	50,000	49,945
Bank of America Corp. 2.66% due 7/30/2008	50,000	49,892
Ranger Funding Co. LLC 2.53% due 8/11/2008[4]	30,000	29,900
ING (U.S.) Funding LLC 2.485%–2.75% due 7/17–8/11/2008	117,800	117,532
Barclays U.S. Funding Corp. 2.88% due 7/16/2008	114,000	113,872
Toronto-Dominion Holdings USA Inc. 2.44%–2.50% due 7/29-8/8/2008[4]	111,800	111,516
Electricité de France 2.27% due 8/6–8/11/2008[4]	110,000	109,687
Toyota Motor Credit Corp. 2.45% due 8/26/2008	103,300	102,904
KfW 2.09% due 7/9/2008[4]	100,000	99,948
JPMorgan Chase & Co. 2.25%–2.50% due 8/6–8/11/2008	100,000	99,710
Swedish Export Credit Corp. 2.25%–2.38% due 8/21–9/24/2008	73,575	73,190
Danske Corp. 2.50%–2.70% due 7/21–9/25/2008[4]	68,100	67,749
GlaxoSmithKline Finance PLC 2.25%–2.30% due 7/14–7/18/2008[4]	66,400	66,321
Novartis Finance Corp. 2.06%–2.33% due 7/29–9/8/2008[4]	63,900	63,742
Liberty Street Funding Corp. 2.52%–3.00% due 7/1–7/11/2008[4]	58,800	58,789
Unilever Capital Corp. 2.27% due 8/28/2008[4]	55,000	54,755
Siemens Capital Co. LLC 2.10% due 9/9/2008[4]	50,000	49,733
Federal Farm Credit Banks 2.04% due 11/17/2008	49,000	48,559
Stadshypotek Delaware Inc. 2.61% due 8/12/2008[4]	45,200	45,055
Société Générale North America, Inc. 2.70% due 8/6/2008	30,150	30,066
Calyon North America Inc. 2.55% due 8/8/2008	28,400	28,321
BNP Paribas Finance Inc. 2.61% due 7/8/2008	25,000	24,985
AT&T Inc. 2.10% due 7/21/2008[4]	25,000	24,963
Shell International Finance BV 2.35% due 9/26/2008[4]	25,000	24,828
Johnson & Johnson 1.95% due 7/7/2008[4]	2,000	1,999

Total short-term securities (cost: $4,910,519,000)		4,908,872

Total investment securities (cost: $45,101,661,000)		55,328,367
Other assets less liabilities		(23,126)

Net assets		$55,305,241

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”
 was $27,049,077,000, which represented 48.91% of the net assets of the fund.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,908,610,000, which represented 3.45% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
June 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/08 (000)

Citizen Holdings Co., Ltd.	12,906,200	9,553,000	—	22,459,200	$2,482	$171,759
Michael Page International PLC	18,089,000	—	—	18,089,000	1,998	84,071
Smith & Nephew PLC*	42,912,816	2,610,184	21,907,670	23,615,330	3,889	—
					$8,369	$255,830
*Unaffiliated issuer at 6/30/2008.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,409,546
Gross unrealized depreciation on investment securities	(3,292,352)
Net unrealized appreciation on investment securities	10,117,194
Cost of investment securities for federal income tax purposes	45,211,173

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-907-0808O-S15864

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2008

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: August 28, 2008